Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2026
Artisan Developing World Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.47%	4.60%	13.56%
Artisan Developing World Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.72%	4.78%	13.76%
Artisan Developing World Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%	4.87%	13.87%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	11.43%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%	11.52%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%	11.63%
Artisan Floating Rate Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	6.11%
Artisan Floating Rate Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%	6.20%
Artisan Floating Rate Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%	6.24%
Artisan Focus Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	23.44%	13.93%	18.41%
Artisan Focus Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	23.68%	14.12%	15.25%
Artisan Focus Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	14.22%	14.79%
Artisan Global Discovery Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%	6.83%	12.38%
Artisan Global Discovery Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	6.93%	10.06%
Artisan Global Discovery Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%	7.16%	10.27%
Artisan Global Equity Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	42.50%	12.42%	13.23%
Artisan Global Equity Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	42.71%	12.47%	12.30%
Artisan Global Equity Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	42.86%	12.69%	13.06%
Artisan Global Opportunities Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.48%	6.59%	12.20%
Artisan Global Opportunities Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.61%	6.73%	12.34%
Artisan Global Opportunities Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	6.84%	12.47%
Artisan Global Unconstrained Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%	9.49%
Artisan Global Unconstrained Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	9.58%
Artisan Global Unconstrained Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	9.68%
Artisan Global Value Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%	16.31%	10.82%
Artisan Global Value Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	20.37%	16.49%	10.98%
Artisan Global Value Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	20.49%	16.60%	11.09%
Artisan High Income Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.87%	6.70%	6.94%
Artisan High Income Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	6.85%	7.10%
Artisan High Income Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%	6.95%	6.68%
Artisan International Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	29.38%	10.09%	8.81%
Artisan International Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	29.58%	10.24%	8.97%
Artisan International Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	29.71%	10.34%	9.06%
Artisan International Explorer Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%	12.21%
Artisan International Explorer Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%	12.27%
Artisan International Small-Mid Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%	3.52%	6.54%
Artisan International Small-Mid Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	3.69%	8.55%
Artisan International Small-Mid Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%	3.77%	7.19%
Artisan International Value Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.26%	15.17%	9.78%
Artisan International Value Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	15.33%	9.93%
Artisan International Value Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%	15.44%	10.03%
Artisan Mid Cap Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	5.44%	11.35%
Artisan Mid Cap Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	21.27%	5.58%	11.51%
Artisan Mid Cap Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	21.39%	5.68%	11.61%
Artisan Mid Cap Value Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.52%)	10.65%	7.70%
Artisan Mid Cap Value Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.42%)	10.79%	7.84%
Artisan Mid Cap Value Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.36%)	10.89%	7.93%
Artisan Select Equity Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	17.26%	14.49%	13.21%
Artisan Select Equity Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	14.59%	13.32%
Artisan Select Equity Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%	14.66%	13.38%
Artisan Small Cap Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	1.42%	10.41%
Artisan Small Cap Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	1.57%	10.60%
Artisan Small Cap Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%	1.65%	10.66%
Artisan Sustainable Emerging Markets Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	28.01%	8.51%	10.02%
Artisan Sustainable Emerging Markets Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	28.14%	15.66%
Artisan Sustainable Emerging Markets Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	28.20%	8.66%	10.14%
Artisan Value Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%	15.42%	12.41%
Artisan Value Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%	15.58%	12.58%
Artisan Value Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	15.63%	12.64%
Artisan Value Income Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%	5.10%
Artisan Value Income Fund - Advisor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%	5.21%
Artisan Value Income Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	5.27%
Index M S C I Emerging Markets Index 2 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
Index M S C I Emerging Markets Index 40 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
Index M S C I Emerging Markets Index 78 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
Index J P M E M B I Global Diversified Index 117 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.52%	5.72%
Index J P Morgan E M B Hard Currency Local Currency 5050 Index 118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	5.81%
Index J P M E M B I Global Diversified Index 165 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.52%	5.72%
Index J P Morgan E M B Hard Currency Local Currency 5050 Index 166 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	5.81%
Index J P M E M B I Global Diversified Index 213 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.52%	5.72%
Index J P Morgan E M B Hard Currency Local Currency 5050 Index 214 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	5.81%
Index I C E Bof A U S Broad Market Index 261 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	(0.46%)
Index S P U B S Leveraged Loan Index 262 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%	6.76%
Index I C E Bof A U S Broad Market Index 299 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	(0.46%)
Index S P U B S Leveraged Loan Index 300 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%	6.76%
Index I C E Bof A U S Broad Market Index 337 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	(0.46%)
Index S P U B S Leveraged Loan Index 338 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%	6.76%
Index S P 500 Index 374 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	14.99%
Index S P 500 Index 409 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	14.69%
Index S P 500 Index 444 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.38%
Index M S C I A C W I Index 480 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.41%
Index M S C I A C W I Small Mid Index 481 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%	11.00%	8.44%
Index M S C I A C W I Index 522 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	12.31%
Index M S C I A C W I Small Mid Index 523 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%	11.00%	9.16%
Index M S C I A C W I Index 564 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	12.31%
Index M S C I A C W I Small Mid Index 565 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%	11.00%	9.16%
Index M S C I A C W I Index 605 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
Index M S C I A C W I Index 650 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	13.22%
Index M S C I A C W I Index 695 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.27%
Index M S C I A C W I Index 740 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
Index M S C I A C W I Index 781 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
Index M S C I A C W I Index 822 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
Index I C E Bof A U S Treasury Bill Index 864 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%	4.27%
Index I C E Bof A 3 Month Treasury Bill Index 865 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%	4.24%
Index I C E Bof A U S Treasury Bill Index 916 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%	4.27%
Index I C E Bof A 3 Month Treasury Bill Index 917 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%	4.24%
Index I C E Bof A U S Treasury Bill Index 968 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%	4.27%
Index I C E Bof A 3 Month Treasury Bill Index 969 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%	4.24%
Index M S C I A C W I Index 1019 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
Index M S C I A C W I Index 1056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
Index M S C I A C W I Index 1093 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
Index I C E Bof A U S Broad Market Index 1131 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	(0.49%)	1.85%
Index I C E Bof A M L U S High Yield Master I I Index 1132 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.53%	6.07%
Index I C E Bof A U S Broad Market Index 1172 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	(0.49%)	1.85%
Index I C E Bof A M L U S High Yield Master I I Index 1173 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.53%	6.07%
Index I C E Bof A U S Broad Market Index 1213 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	(0.49%)	1.49%
Index I C E Bof A M L U S High Yield Master I I Index 1214 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	5.53%	5.34%
Index M S C I E A F E Index 1254 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	11.15%	8.17%
Index M S C I A C W Iex U S Index 1255 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I E A F E Index 1301 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	11.15%	8.17%
Index M S C I A C W Iex U S Index 1302 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I E A F E Index 1348 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	11.15%	8.17%
Index M S C I A C W Iex U S Index 1349 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I A C W Iex U S A I M I Index 1395 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	13.16%
Index M S C I A C W Iex U S A Small Cap Net Index 1396 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.93%	11.78%
Index M S C I A C W Iex U S A I M I Index 1441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	13.16%
Index M S C I A C W Iex U S A Small Cap Net Index 1442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.93%	11.78%
Index M S C I A C W Iex U S Index 1488 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I A C W Iex U S Small Mid Cap Net Index 1489 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.23%	9.67%	8.03%
Index M S C I E A F E Small Cap Growth Index 1490 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%	4.83%	7.52%
Index M S C I A C W Iex U S Index 1536 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.76%
Index M S C I A C W Iex U S Small Mid Cap Net Index 1537 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.23%	9.67%	8.53%
Index M S C I E A F E Small Cap Growth Index 1538 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%	4.83%	7.15%
Index M S C I A C W Iex U S Index 1584 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.45%
Index M S C I A C W Iex U S Small Mid Cap Net Index 1585 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.23%	9.67%	7.89%
Index M S C I E A F E Small Cap Growth Index 1586 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%	4.83%	7.19%
Index M S C I E A F E Index 1631 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	11.15%	8.17%
Index M S C I A C W Iex U S Index 1632 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I E A F E Index 1677 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	11.15%	8.17%
Index M S C I A C W Iex U S Index 1678 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I E A F E Index 1723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	11.15%	8.17%
Index M S C I A C W Iex U S Index 1724 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index Russell 3000 Index 1770 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell Midcap Index 1771 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	12.66%	11.39%
Index Russell Midcap Growth Index 1772 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	11.26%	13.37%
Index Russell 3000 Index 1807 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell Midcap Index 1808 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	12.66%	11.39%
Index Russell Midcap Growth Index 1809 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	11.26%	13.37%
Index Russell 3000 Index 1844 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell Midcap Index 1845 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	12.66%	11.39%
Index Russell Midcap Growth Index 1846 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	11.26%	13.37%
Index Russell 3000 Index 1881 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell Midcap Index 1882 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	12.66%	11.39%
Index Russell Midcap Value Index 1883 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	13.66%	9.96%
Index Russell 3000 Index 1919 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell Midcap Index 1920 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	12.66%	11.39%
Index Russell Midcap Value Index 1921 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	13.66%	9.96%
Index Russell 3000 Index 1957 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell Midcap Index 1958 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	12.66%	11.39%
Index Russell Midcap Value Index 1959 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	13.66%	9.96%
Index S P 500 Index 1993 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	17.53%
Index S P 500 Index 2028 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	17.53%
Index S P 500 Index 2063 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	17.53%
Index Russell 2000 Index 2099 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%	9.77%
Index Russell 2000 Growth Index 2100 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	8.41%	9.91%
Index Russell 2000 Index 2131 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%	8.42%
Index Russell 2000 Growth Index 2132 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	8.41%	9.41%
Index Russell 2000 Index 2163 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%	9.77%
Index Russell 2000 Growth Index 2164 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	8.41%	9.91%
Index M S C I Emerging Markets Index 2194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
Index M S C I Emerging Markets Index 2239 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	10.60%
Index M S C I Emerging Markets Index 2284 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
Index Russell 3000 Index 2331 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell 1000 Index 2332 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
Index Russell 1000 Value Index 2333 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	13.88%	10.72%
Index Russell 3000 Index 2369 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell 1000 Index 2370 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
Index Russell 1000 Value Index 2371 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	13.88%	10.72%
Index Russell 3000 Index 2407 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell 1000 Index 2408 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
Index Russell 1000 Value Index 2409 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	13.88%	10.72%
Index S P 500 Index 2444 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	14.28%
Index Dow Jones U S Select Dividend Index 2445 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	8.41%
Index S P 500 Index 2485 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	14.28%
Index Dow Jones U S Select Dividend Index 2486 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	8.41%
Index S P 500 Index 2526 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	14.28%
Index Dow Jones U S Select Dividend Index 2527 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	8.41%